UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-5984
                                                    -------------
                           THE NEW IRELAND FUND, INC.
              ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                 Bank of Ireland Asset Management (U.S.) Limited
                               75 Holly Hill Lane
                               GREENWICH, CT 06830
              ---------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                    PFPC Inc.
                               101 Federal Street
                                BOSTON, MA 02110
              ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (203) 869-0111
                                                           --------------
                   Date of fiscal year end: OCTOBER 31, 2003
                                          ------------------
                    Date of reporting period: APRIL 30, 2003
                                            ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                              THE NEW IRELAND FUND
                                [GRAPHIC OMITTED]
                           NEW IRELAND FUNDS LOGO ART

                               [GRAPHIC OMITTED]
                  COVER PHOTOGRAPH -- GLENDALOUGH, CO. WICKLOW

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2003

                  COVER PHOTOGRAPH -- GLENDALOUGH, CO. WICKLOW
                      Provided courtesy of Tourism Ireland.

                             LETTER TO SHAREHOLDERS

INTRODUCTION

     Although problems still remain in the Middle East and North Korea, the ending of the conflict in Iraq has had a positive effect on most of the World's equity markets which, we are hopeful, will continue over the coming months. Despite this change in sentiment, economic growth seems likely to be delayed until later in the year with the SARS epidemic, which has been centered in Asia, perhaps delaying growth in that part of the World even more. As mentioned below, along with most countries, Ireland's 2003 economic forecasts have also been cut back, but they are expected to remain above the average rate of growth in Europe.

     As commented on in our last report, we are very conscious of the need to keep down the expense ratio of the Fund which, due to the downturn in the markets, had been rising steadily over the past two fiscal years. In our January report, I advised that, as part of this exercise, we had discontinued the consultancy agreement with Salomon Brothers Asset Management Inc. More recently, we have renegotiated the agreement with PFPC Inc., the Fund's administrator that will create further savings over the next couple of years. It is also our intention to discontinue the printing and distribution to shareholders of our fiscal first and third quarter reports, but these will continue to be prepared and made available to shareholders through the Fund's web site (www.newirelandfund.com). This will enable further worthwhile savings to be achieved for the benefit of shareholders.

     At the end of March, for personal reasons, Mr. William Clark resigned as a director of the Fund. Mr. Clark had served on the Board since inception of the Fund and his guidance over the years has been invaluable. I thank him for his service and wish him well in the future.

PERFORMANCE

     The Euro continued to strengthen against the US dollar in the quarter under review. This benefited the Fund's performance with its Net Asset Value (NAV) increasing, over the quarter, by 9.3% to $12.78. In the same period, the overall Irish equity index (ISEQ) rose by 5.9% in Euro terms and by 10.1% in US dollar terms.

     In the first six months of the Fund's fiscal year, the NAV increased by 15.8% in U.S. dollar terms, which is considered very satisfactory given recent stockmarket difficulties. The ISEQ Index advanced 12.4% in US dollar terms over the same six months.

     We continued to implement the Share Repurchase Program with 95,750 shares being repurchased, since the beginning of the fiscal year, at a cost of $897,907. These repurchases represent a reduction of 1.93% of the shares outstanding at October 31, 2002 and they have resulted in a positive impact on the Fund's NAV of 5 cents per share.

ECONOMIC REVIEW

     As mentioned above, economic activity remains subdued around the world. As a reflection of this, the Irish economy continues to show signs of slowing growth and economic forecasts have been reduced. While this slowdown is hardly surprising, on balance, we feel that the Irish economy is coping reasonably well with the challenging environment.

     The strong Euro has been a benefit to shareholders of the Fund but it does have some less positive impacts on the competitiveness of the Irish economy. Over the past 12 months, the Euro has appreciated by more than 30% against the US dollar and it has also risen strongly against Sterling. In particular, these increases in the value of the Euro will have a significant impact on Ireland's exports, 42% of which (based on 2001 figures) were either to the US or the UK. While the currency rate is but one element of competitiveness and Irish workers rank highly on many measures of productivity, there is little doubt that these currency movements present a challenge for Ireland and indeed for other European economies as well.

     Irish tax revenues are running somewhat behind budget expectations. In the first four months of 2003 tax revenues were 5.6% higher than the same period last year. That compares with the Government forecast of 8.0% for the year as a whole. However after two years of very strong and above target increases in Government spending, there are signs that the authorities are getting control of the situation and growth in spending has slowed significantly in recent months.

     There has been evidence over the last couple of months which suggests that the upward pressure on consumer prices in Ireland is abating. In April, the year over year headline rate of inflation was 4.3%, which is a significant improvement from a 5.1% rate in February. The slowing economy, lower energy prices and the impact of the stronger Euro should help to push inflation lower over the summer months.

EQUITY MARKET REVIEW

     The Irish stock market increased by +5.9% in Euro terms during the quarter ended April 30, 2003. Global equity market performance was mixed over the quarter and volatility was very high. As the table below highlights, Irish equities continued to perform well in the quarter.

                                  QUARTER ENDED
                                 APRIL 30, 2003
                                ----------------
                               LOCAL
                             CURRENCY        U.S. $
                             --------        ------
Irish Equities (ISEQ)          +5.9%         +10.1%

S&P 500                        +7.1%          +7.1%
NASDAQ                        +10.8%         +10.8%
UK Equities (FTSE 100)        +10.0%          +6.8%
Japanese Equities              -6.1%          -5.3%

Euroland Equities
 Eurostoxx                     +3.4%          +7.4%
German Equities (DAX)          +7.1%         +11.2%
French Equities (CAC)          +0.5%          +4.4%
Dutch Equities (AEX)           -4.1%          -0.5%


     AIB (+7.4% IN QUARTER). Whole year results were in-line with expectations, with underlying earnings growth of 6%. This was a credible performance given their problems in the US and once again was primarily driven by buoyant domestic growth where earnings rose by 11% in 2002. For 2003, AIB has signalled a target of mid-single digit underlying earnings growth. The stock is lowly valued with a P/E of 11.3x for 2003 and a yield of 4.0%. These valuations, relatively speaking, reflect the growth forecasts for the current year.

     CRH had a strong quarter registering a return of 17.0% on the back of excellent full-year 2002 results. EPS, before amortisation of goodwill, increased by 4.5% and the dividend was increased by 10.2%. These results were achieved within an industry where most of CRH comparables are registering significant profit declines. While CRH's growth has slowed significantly over the past couple of years it continues to build an enviable operating platform through prodigious cash flow that helps to fund its acquisitions programme.

     Volatile capital markets have been less favorable for IRISH LIFE & PERMANENT (+2% IN THE QUARTER). Poor stock markets and difficult comparisons, due to a boom in special savings products (SSIAs), resulted in a 40% reduction in life and pensions sales in the first quarter of 2003. While this weakness is being compensated somewhat by continued strength on the banking side, the announcement has led to a 5% reduction in forecasted profits for 2003. A yield of 4.7% and a P/E of 7.7x have put a floor on the stock despite the current lack of operating momentum.

     GALEN had an excellent quarter rising by 35.7% as the market welcomed a strong set of second quarter results with EPS increasing by 42% in Sterling terms. The results were positively impacted by recent acquisitions.

CURRENT OUTLOOK

     In a challenging environment Ireland is performing reasonably well. The Central Bank is now forecasting GNP growth for 2003 of 1.75% and GDP growth of 3.25%. On average, the Eurozone economy is forecasted to expand at approximately 1% in GDP terms in 2003. The European Central Bank (ECB) recently cut interest rates by 0.5% in an effort to further stimulate the European economies.

     Earnings growth, both domestically and internationally, remains in short supply given the sluggish economic environment. A modest recovery in economic growth helped by easy monetary policy should help markets to generate positive returns in 2003. Based on current forecasts the Irish stock market trades on a P/E for 2003 of 12.0X and offers an attractive dividend yield of 2.7%. Ireland continues to outperform, on a relative basis, and the Fund retains a fully invested position.

Sincerely,
/S/ SIGNATURE
Peter Hooper
Chairman
June 20, 2003

Please note: all stock performance figures are presented in Euro terms.

                 PORTFOLIO BY MARKET SECTOR AS OF APRIL 30, 2003
                           (PERCENTAGE OF NET ASSETS)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financial ............................. 18.41%
Construction and Building Materials ... 17.98%
Food and Beverages .................... 17.26%
Transportation ........................  7.14%
Other Assets ..........................  7.73%
Health Care Services ..................  7.91%
Leisure and Hotels ....................  7.16%
Telecommunications ....................  3.13%
Business Services .....................  4.97%
Diversified Financial Services ........  4.78%
Pharmaceuticals .......................  3.53%

                 TOP 10 HOLDINGS BY ISSUER AS OF APRIL 30, 2003

HOLDING                        SECTOR                          % OF NET ASSETS
-------                        ------                          ---------------
Allied Irish Banks PLC         Financial                              15.49%
Kerry Group PLC, Series A      Food and Beverages                     14.36%
CRH PLC                        Construction and Building Materials    12.34%
Ryanair Holdings PLC           Transportation                          7.14%
DCC PLC                        Business Services                       4.97%
Irish Life & Permanent PLC     Diversified Financial Services          4.78%
Jury's Doyle Hotel Group PLC   Leisure and Hotels                      4.59%
United Drug PLC                Health Care Services                    4.37%
ICON PLC-ADR                   Health Care Services                    3.54%
Galen Holdings PLC             Pharmaceuticals                         3.53%

THE NEW IRELAND FUND, INC.

PORTFOLIO HOLDINGS (UNAUDITED)
--------------------------------------------------------------------------------


                                                                    Value (U.S.)
April 30, 2003                                        Shares          (Note A)
--------------------------------------------------------------------------------

COMMON STOCKS (98.89%)

COMMON STOCKS OF IRISH COMPANIES (95.36%)

BUSINESS SERVICES (4.97%)
     DCC PLC                                          250,000     $  3,096,958
                                                                  ------------
COMPUTER SOFTWARE AND SERVICES (0.37%)
     IONA Technologies PLC-ADR*                       169,300          230,248
                                                                  ------------
CONSTRUCTION AND BUILDING MATERIALS (17.98%)
     CRH PLC                                          500,577        7,681,499
     Grafton Group PLC-UTS                            380,820        1,496,011
     Kingspan Group PLC                               800,000        2,017,766
                                                                  ------------
                                                                    11,195,276
                                                                  ------------
DIVERSIFIED FINANCIAL SERVICES (4.78%)
     Irish Life & Permanent PLC                       256,295        2,974,718
                                                                  ------------
FINANCIAL (18.41%)
     Allied Irish Banks PLC                           628,738        9,648,166
     FBD Holdings PLC                                 260,000        1,813,534
                                                                  ------------
                                                                    11,461,700
                                                                  ------------
FOOD & AGRICULTURE (1.88%)
     IAWS Group PLC                                   144,900        1,172,408
                                                                  ------------
FOOD AND BEVERAGES (17.26%)
     Fyffes PLC                                       467,400          725,063
     Greencore Group PLC                              352,568        1,082,052
     Kerry Group PLC, Series A                        604,750        8,942,606
                                                                  ------------
                                                                    10,749,721
                                                                  ------------
HEALTH CARE SERVICES (7.91%)
     ICON PLC-ADR*                                     85,000        2,201,500
     United Drug PLC                                  196,700        2,722,064
                                                                  ------------
                                                                     4,923,564
                                                                  ------------
LEISURE AND HOTELS (7.16%)
     Jury's Doyle Hotel Group PLC                     361,942        2,859,859
     Paddy Power PLC                                  286,365        1,597,947
                                                                  ------------
                                                                     4,457,806
                                                                  ------------

THE NEW IRELAND FUND, INC.

--------------------------------------------------------------------------------


                                                                    Value (U.S.)
April 30, 2003                                        Shares          (Note A)
--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)

PUBLISHING & NEWS (1.35%)
     Independent News & Media PLC                     578,142     $    761,358
     Independent News & Media PLC- Rights*            154,171           80,867
                                                                  ------------
                                                                       842,225
                                                                  ------------
TECHNOLOGY (0.78%)
     Horizon Technology Group PLC*                  1,359,817          485,627
                                                                  ------------
TELECOMMUNICATIONS (3.13%)
     ParthusCeva Inc.*                                  9,463           40,218
     Spectel PLC++
     (8/4/00, 11/22/00,11/30/01-Cost $2,699,475)    1,800,248        1,908,659
                                                                  ------------
                                                                     1,948,877
                                                                  ------------
TRANSPORTATION (7.14%)
     Ryanair Holdings PLC*                            650,000        4,446,786
                                                                  ------------
UTILITY/PUBLIC SERVICES (2.24%)
     NTR PLC+
     (6/14/02-Cost $1,169,642)                        125,000        1,395,026
                                                                  ------------
TOTAL COMMON STOCKS OF IRISH COMPANIES
  (Cost $41,569,527)                                                59,380,940
                                                                  ------------
COMMON STOCKS OF UNITED KINGDOM COMPANIES (3.53%)
  (Cost U.S. $2,470,577)

PHARMACEUTICALS (3.53%)
   Galen Holdings PLC                                 310,419        2,195,378
                                                                  ------------
TOTAL INVESTMENT COMPANIES BEFORE FOREIGN
   CURRENCY ON DEPOSIT
   (Cost $44,040,104)                                             $ 61,576,318
                                                                  ------------

THE NEW IRELAND FUND, INC.

--------------------------------------------------------------------------------


                                                       Face        Value (U.S.)
April 30, 2003                                         Value         (Note A)
--------------------------------------------------------------------------------


FOREIGN CURRENCY ON DEPOSIT (0.25%)
     (Interest Bearing)
     British Pounds Sterling                  (pound)   6,613     $     10,569
     Euro                                     (EURO)  132,067          147,390
                                                                  ------------
TOTAL FOREIGN CURRENCY ON DEPOSIT**
   (Cost $155,974)                                                     157,959
                                                                  ------------
TOTAL INVESTMENTS (99.14%)
   (Cost $44,196,077)                                             $ 61,734,277
                                                                  ------------
OTHER ASSETS AND LIABILITIES (0.86%)                                   536,689
                                                                  ------------
NET ASSETS (100.00%)

                                                                  $ 62,270,966
                                                                  ============

--------------------------------------------------------------------------------
      *  Non-income producing security.
     **  Foreign currency held on deposit at the Bank of Ireland.
      +  Not readily marketable. Dates represent acquisition date.
     ++  Not  readily  marketable  and  non-income  producing  security.   Dates
         represent acquisition date.
     ADR -American Depository Receipt traded in U.S. dollars
     UTS -Units

THE NEW IRELAND FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------


April 30, 2003
--------------------------------------------------------------------------------


ASSETS:
   Investments, at value (Cost $44,040,104) (Note A)
       See accompanying schedule                             U.S. $61,576,318
   Cash                                                               209,997
   Foreign currency (Cost $155,974)                                   157,959
   Dividends receivable                                               532,020
   Prepaid expenses                                                    19,413
                                                                  -----------
       Total Assets                                                62,495,707
                                                                  -----------

LIABILITIES:
   Accrued legal fees payable                                          67,082
   Investment advisory fee payable (Note B)                            36,606
   Printing fees payable                                               25,889
   Directors' fees and expenses (Note C)                               21,338
   Payable for Fund shares repurchased                                 19,038
   Accrued audit fees payable                                          16,766
   Administration fee payable (Note B)                                 14,657
   Custodian fees payable (Bank of Ireland) (Note B)                    4,852
   Custodian fees payable (Chase Manhattan Bank) (Note B)                 750
   Accrued expenses and other payables                                 17,763
                                                                  -----------
       Total Liabilities                                              224,741
                                                                  -----------
NET ASSETS                                                   U.S. $62,270,966
                                                                  ===========

AT APRIL 30, 2003 NET ASSETS CONSISTED OF:
   Common Stock, U.S. $.01 Par Value -
   Authorized 20,000,000 Shares;
   Issued and Outstanding 4,873,428 Shares                   U.S. $    48,734
   Additional Paid-in Capital                                      52,891,733
   Undistributed Net Investment Income                                318,261
   Accumulated Net Realized Loss                                   (8,539,605)
   Unrealized Appreciation of Securities,
       Foreign Currency and Net Other Assets                       17,551,843
                                                                  -----------

TOTAL NET ASSETS                                             U.S. $62,270,966
                                                                  ===========
NET ASSET VALUE PER SHARE
   (Applicable to 4,873,428 outstanding shares)
   (authorized 20,000,0000 shares)

(U.S. $62,270,966 (DIVIDE) 4,873,428)                        U.S. $     12.78
                                                                  ===========

                       See Notes to Financial Statements.
                                       9

THE NEW IRELAND FUND, INC.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                      For the Six Months Ended
                                                           April 30, 2003
                                                             (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of withholding taxes of U.S. $1,113)         U.S.$    941,512
  Interest                                                               4,332
                                                                  ------------
TOTAL INVESTMENT INCOME                                                945,844
                                                                  ------------
EXPENSES
  Investment advisory fee (Note B)                    214,623
  Administration fee (Note B)                          91,740
  Legal fees                                           73,967
  Directors' fees and expenses (Note C)                63,558
  Consulting fee (Note B)                              56,810
  Printing fees                                        32,137
  Custodian fees (Note B)                              14,167
  Other                                                80,581
                                                 ------------

TOTAL EXPENSES                                                         627,583
                                                                  ------------

NET INVESTMENT INCOME                                         U.S.$    318,261
                                                                  ------------
 REALIZED AND UNREALIZED GAIN/(LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY
   TRANSACTIONS (NOTE D)
   Realized gain/(loss) on:
    Securities transactions                        (4,169,191)
    Foreign currency transactions                      38,079
                                                 ------------
 Net realized loss on investments
     during the period                                              (4,131,112)
                                                                  ------------
 Net change in unrealized appreciation of:
    Securities                                     12,112,057
    Foreign currency and net other assets              13,679
                                                 ------------
 Net unrealized appreciation of investments
     during the period                                              12,125,736
                                                                  ------------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS                                              7,994,624
                                                                  ------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                             U.S.$  8,312,885
                                                                  ============

                       See Notes to Financial Statements.
                                       10

THE NEW IRELAND FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                     Six Months Ended
                                                      April 30, 2003       Year Ended
                                                        (unaudited)     October 31, 2002
----------------------------------------------------------------------------------------
Net investment gain/(loss)                        U.S. $    318,261   U.S. $   (405,581)
Net realized loss on investments                         (4,131,112)         (4,412,615)
Net unrealized appreciation/(depreciation)
   of investments, foreign currency holdings
   and net other assets                                  12,125,736          (3,306,808)
                                                       ------------        ------------
Net increase/(decrease) in net assets
   resulting from operations                              8,312,885          (8,125,004)

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                     --                (174,493)
   Net realized gains                                        --              (3,546,301)
                                                       ------------        ------------
Net increase/(decrease) in net assets                     8,312,885         (11,845,798)
                                                       ------------        ------------

CAPITAL SHARE TRANSACTIONS:
   Value of 95,750 and 363,400 shares
     repurchased, respectively (Note F)                    (897,907)         (3,647,021)
   Value of shares issued to shareholders in
     connection with a stock distribution (Note E)           --               2,125,513
                                                       ------------        ------------
NET DECREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                         (897,907)         (1,521,508)
                                                       ------------        ------------

NET ASSETS
   Beginning of period                                   54,855,988          68,223,294
                                                       ------------        ------------
   End of period (Including undistributed
     net investment income of $318,261
     and $0, respectively)                        U.S. $ 62,270,966   U.S. $ 54,855,988
                                                       ============        ============

                       See Notes to Financial Statements.
                                       11

THE NEW IRELAND FUND, INC.

FINANCIAL HIGHLIGHTS (FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                           Six Months Ended                         Year Ended October 31,
                                           April 30, 2003  -------------------------------------------------------------------------
                                             (unaudited)         2002            2001           2000           1999          1998+
------------------------------------------------------------------------------------------------------------------------------------

Operating Performance:
Net Asset Value,
  Beginning of Period                      U.S. $ 11.04   U.S. $ 13.28    U.S. $ 20.06   U.S. $ 19.75   U.S. $ 21.36   U.S.$ 19.99
                                                --------       --------        --------       --------       --------      --------
Net Investment Income/(Loss)                       0.07          (0.08)          (0.02)          0.15           0.13          0.07
Net Realized and Unrealized
  Gain/(Loss) on Investments                       1.62          (1.50)          (3.65)          1.59          (0.60)         2.07
                                                --------       --------        --------       --------       --------      --------
Net Increase/(Decrease) in
  Net Assets Resulting from

  Investment Operations                            1.69          (1.58)          (3.67)          1.74          (0.47)         2.14
                                                --------       --------        --------       --------       --------      --------
Distributions to Shareholders
  from:
  Net Investment Income                              --           (.03)          (0.01)         (0.13)            --         (0.07)
  Net Realized Gains                                 --           (.69)          (2.65)         (1.60)         (1.14)        (0.70)
                                                --------       --------        --------       --------       --------      --------
Total from Distributions                             --           (.72)          (2.66)         (1.73)         (1.14)        (0.77)
                                                --------       --------        --------       --------       --------      --------
Anti-Dilutive/(Dilutive) Impact
  of Capital Share
  Transactions                                     0.05++++       0.06+++        (0.45)++        0.30             --            --
                                                --------       --------        --------       --------       --------      --------
Net Asset Value,
  End of Period                             U.S. $12.78    U.S. $11.04    U.S. $ 13.28   U.S. $ 20.06   U.S. $ 19.75   U.S. $21.36
                                                ========       ========        ========       ========       ========      ========
Share Price, End of Period                  U.S. $10.12    U.S. $ 8.67    U.S. $ 11.02   U.S. $ 15.19   U.S. $ 16.38   U.S. $17.88
                                                ========       ========        ========       ========       ========      ========
Total Investment Return(a)                        15.76%(c)     (12.07)%        (23.76)%        13.27%         (2.79)%       11.68%
                                                ========       ========        ========       ========       ========      ========
Total Investment Return(b)                        16.72%(c)     (16.05)%        (12.73)%         3.43%         (3.30)%       18.42%
                                                ========       ========        ========       ========       ========      ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets,
  End of Period (000's)                    U.S. $62,271   U.S. $54,856    U.S. $68,223   U.S. $95,075   U.S. $98,916 U.S. $107,005
Ratio of Net Investment
  Income/(Loss) to Average
  Net Assets                                       1.11%         (0.64)%         (0.16)%         0.70%          0.53%         0.33%
Ratio of Operating Expenses
  to Average Net Assets                            2.19%          2.10%           1.80%          1.42%          1.33%         1.37%
Portfolio Turnover Rate                               7%            13%             35%            34%            13%            9%

(a)  Based on share net asset value and  reinvestment of  distributions  at the price obtained under the Dividend Reinvestment and Cash Purchase Plan.
(b)  Based on share market price and  reinvestment of  distributions at the price obtained under the
     Dividend Reinvestment and Cash Purchase Plan.
(c)  Return is based on the six months ended April 30, 2003.
+    Per-share numbers have been calculated using the average share method, which more appropriately represents the per-share data for the year since the use of the undistributed income method did not accord with the results of operations.
++   Amount  represents  $0.08 per share impact for shares  repurchased  by the Fund under the Share
     Repurchase Program and $(0.53) per share impact for the new shares issued as Capital Gain Stock
     Distribution.
+++  Amount  represents  $0.16 per share impact for shares  repurchased  by the Fund under the Share
     Repurchase Program and $(0.10) per share impact for the new shares issued as Capital Gain Stock
     Distribution.
++++ Amount  represents  $0.05 per share impact for shares  repurchased  by the Fund under the Share
     Repurchase Program.

                                                 12

THE NEW IRELAND FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     The New Ireland Fund, Inc. (the "Fund") was incorporated under the laws of the State of Maryland on December 14, 1989 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The investment strategy of the Fund, as revised in March 2001, involved a bias toward high growth Irish companies including listed and unlisted firms, drawn from the technology, telecommunications and health care sectors. More recently, due to the broadly based decline in the technology and telecommunications sectors, this strategy has been amended but the bias continues toward Ireland's growth companies.

A.   SIGNIFICANT ACCOUNTING POLICIES:

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: Securities listed on a stock exchange for which market quotations are readily available are valued at the closing prices on the date of valuation, or if no such closing prices are available, at the last bid price quoted on such day. If there are no such quotations available for the date of valuation, the last available closing price will be used. The value of securities and other assets for which no market quotations are readily available is determined in good faith at fair value using estimation methods approved by the Board of Directors. At October 31, 2003 the Fund held 5.3% of its net assets in securities valued in good faith by the Board of Directors with an aggregate cost of $3,869,117 and fair value of $3,303,685. Short-term securities that mature in 60 days or less are valued at amortized cost.

     DIVIDENDS AND DISTRIBUTIONS TO STOCKHOLDERS: The Fund intends to distribute to stockholders, at least annually, substantially all of its net income from dividends and interest payments and substantially all of its net realized capital gains, if any. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.These differences are due primarily to differing treatments of income and gains on various investment securities held by the Fund, timing differences and characterizations of distributions made by the Fund.

     U.S. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute all of its taxable income within the prescribed time. It is also the intention of the Fund to make distributions in sufficient amounts to avoid Fund excise tax. Accordingly, no provision for U.S. Federal income taxes is required.

     CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid price of such currencies against U.S. dollars last quoted by a major bank as follows: assets and liabilities at the closing rates of exchange on the valuation date; security

THE NEW IRELAND FUND, INC.

--------------------------------------------------------------------------------

transactions and investment income and expenses at the closing rates of exchange on the dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on security transactions.

     FORWARD FOREIGN CURRENCY CONTRACTS: The Fund may enter into forward foreign currency contracts for non-trading purposes in order to protect investment securities and related receivables and payables against future changes in foreign currency exchange rates. Fluctuations in the value of such contracts are recorded as unrealized gains or losses; realized gains or losses include net gains or losses on contracts which have terminated by settlements or by entering into offsetting commitments. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. There were no such contracts open in the Fund as of April 30, 2003.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any are recorded at the fair market value of the securities received. Interest income is recorded on the accrual basis.

B.  MANAGEMENT SERVICES:

     The Fund has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Bank of Ireland Asset Management (U.S.) Limited ("Bank of Ireland Asset Management"), an indirect wholly-owned subsidiary of The Governor and Company of the Bank of Ireland ("Bank of Ireland"). Under the Investment Advisory Agreement, the Fund pays a monthly fee at an annualized rate equal to 0.75% of the value of the average net assets of the Fund up to the first $100 million and 0.50% of the value of the average weekly net assets of the Fund on amounts in excess of $100 million.

     As of March 4, 2003, the Fund's Consulting Agreement with Salomon Brothers Asset Management Inc. (SBAM) was terminated. Up to this date, under the Agreement, SBAM received an annual fee of $165,000, payable monthly, for which they evaluated trends in the closed-end fund marketplace and provided Fund management with future Fund development options and comparative fund analysis. From March 4, 2003, Bank of Ireland Asset Management agreed to provide investor services to existing and potential shareholders which, up to then, had also been provided by SBAM.

     The Fund has entered into an administration agreement (the "Administration Agreement") with PFPC Inc. The Fund pays PFPC Inc. an annual fee of $185,000 payable monthly.

THE NEW IRELAND FUND, INC.

--------------------------------------------------------------------------------

     The Fund has entered into an agreement with The Chase Manhattan Bank to serve as custodian of the Fund's assets held outside of Ireland. During the six months ended, April 30, 2003, the Fund paid The Chase Manhattan Bank U.S. $1,000. Bank of Ireland serves as the Fund's custodian of the Fund's assets held in Ireland. During the six months ended, April 30, 2003, the Fund paid U.S. $13,167 in custodian fees to Bank of Ireland.

     For the six months ended, April 30, 2003, the Fund incurred total brokerage commissions of U.S. $10,845, of which U.S. $3,300 was paid to Davy Stockbrokers, an affiliate of Bank of Ireland Asset Management.

C.   DIRECTORS FEES:

     The Fund currently pays each Director who is not a managing director, officer or employee of Bank of Ireland Asset Management or any affiliate thereof, an annual retainer of U.S. $11,500, plus U.S. $1,000 for each meeting of the Board of Directors or Committee of the Board attended in person or via telephone and any stockholder meeting attended in person not held on the same day as a meeting of the Board. The Fund pays the Chairman of the Board of Directors of the Fund an additional U.S. $13,500 annually. Each Director is reimbursed for travel and certain out-of-pocket expenses.

D.   PURCHASES AND SALES OF SECURITIES:

     The cost of purchases  and proceeds  from sales of  securities  for the six
months  ended,  April  30,  2003,   excluding  U.S.  government  and  short-term
investments, aggregated U.S. $3,731,418 and U.S. $3,895,488, respectively.

     At April 30, 2003, there were no permanent tax and book differences in gross unrealized appreciation/depreciation of securities or the cost basis of securities.

E.   COMMON STOCK:

     For the six months ended, April 30, 2003, the Fund has not issued shares in connection with a stock Distribution.

     For the year ended, October 31, 2002, the Fund issued 196,443 shares in connection with stock Distribution in the amount of $2,125,513.

     On December 14, 1989, 9,000 shares of the Fund's common stock were issued to Bank of Ireland Asset Management. On April 30, 2003 Bank of Ireland held 11,548 shares representing 0.24% of the Fund's total issued shares.

F.   SHARE REPURCHASE PROGRAM:

     In accordance with Section 23(c) of the Investment Company Act of 1940, as amended, the Fund hereby gives notice that it may from time to time repurchase shares of the Fund in the open market at the option of the Board of Directors and upon such terms as the Directors shall determine.

     For the six months ended April 30, 2003, the Fund repurchased 95,750 (1.93% of the shares outstanding at October 31, 2002 year end) of its shares for a total cost of $897,907, at an average discount of 20.30% of net asset value.

     For the fiscal year ended October 31, 2002, the Fund repurchased 363,400 (7.08% of the shares outstanding at October 31, 2001) of its shares for a total cost of $3,647,021, at an average discount of 17.83% of net asset value.

THE NEW IRELAND FUND, INC.

--------------------------------------------------------------------------------

G.   MARKET CONCENTRATION:

     Because the Fund concentrates its investments in securities issued by corporations in Ireland, its portfolio may be subject to special risks and considerations typically not associated with investing in a broader range of domestic securities. In addition, the Fund is more susceptible to factors adversely affecting the Irish economy than a comparable fund not concentrated in these issuers to the same extent.

--------------------------------------------------------------------------------

                           THE NEW IRELAND FUND, INC.
                             DIRECTORS AND OFFICERS
                     Peter J. Hooper   - CHAIRMAN OF THE BOARD
                     James J. Boyle    - DIRECTOR
                     Denis Curran      - PRESIDENT AND DIRECTOR
                     Denis P. Kelleher - DIRECTOR
                     James M. Walton   - DIRECTOR
                     Lelia Long        - TREASURER
                     Hugh Carter       - ASSISTANT TREASURER
                     Linda J. Hoard    - SECRETARY

                          PRINCIPAL INVESTMENT ADVISOR
                 Bank of Ireland Asset Management (U.S.) Limited
                               75 Holly Hill Lane
                          Greenwich, Connecticut 06830

                                  ADMINISTRATOR
                                    PFPC Inc.
                               101 Federal Street
                           Boston, Massachusetts 02110

                                   CUSTODIANS
                                 Bank of Ireland
                               Lower Baggot Street
                                Dublin 2, Ireland

                              Chase Manhattan Bank
                            Global Investor Services
                      4 Chase Metro Tech Center 18th Floor
                            Brooklyn, New York 11245

                           SHAREHOLDER SERVICING AGENT
                     American Stock Transfer &Trust Company
                                 40 Wall Street
                            New York, New York 10005

                                  LEGAL COUNSEL
                               Sullivan & Cromwell
                                125 Broad Street
                            New York, New York 10004

                             INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                               160 Federal Street
                                Boston, MA 02110

                                 CORRESPONDENCE

                   ALL CORRESPONDENCE SHOULD BE ADDRESSED TO:
                           The New Ireland Fund, Inc.
                                   C/0 PFPC Inc.
                               101 Federal Street
                                    6th Floor
                           Boston, Massachusetts 02110

                   TELEPHONE INQUIRIES SHOULD BE DIRECTED TO:
                        1-800-GO-TO-IRL (1-800-468-6475)

                                WEBSITE ADDRESS:
                             www.newirelandfund.com
--------------------------------------------------------------------------------
IR-SAR04/03

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures as of the date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE NEW IRELAND FUND, INC.
           ---------------------------------------------------------------------
By (Signature and Title)*  /S/ DENIS CURRAN
                         -------------------------------------------------------
                                    Denis Curran, President
                                    (principal executive officer)

Date                                JULY 7, 2003
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ DENIS CURRAN
                         -------------------------------------------------------
                                    Denis Curran, President
                                    (principal executive officer)

Date                                JULY 7, 2003
   -----------------------------------------------------------------------------

By (Signature and Title)*  /S/ LELIA LONG
                         -------------------------------------------------------
                                    Lelia Long, Treasurer
                                    (principal financial officer)

Date                                JULY 7, 2003
   -----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.